Liquidity (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Net loss	$ 1,763,000	$ 383,065,000	$ 51,390,000	$ 496,833,000
Net operating cash flow			84,413,000	$ 439,282,000
Working capital deficit	(106,600,000)		(106,600,000)
Current portion of long-term debt	259,104,000		259,104,000			$ 800,897,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 190,000,000		$ 190,000,000
Subsequent Event | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 225,000,000